Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	cylu
Entity Registrant Name	Cyalume Technologies Holdings, Inc.
Entity Central Index Key	0001335293
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company